INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
INVENTORIES
Schedule of inventories

	As at	As at
	December 31,	December 31,
	2025	2024
Ore in stockpiles and on leach pads	$465,311	$330,723
Concentrates and doré bars	292,746	255,516
Supplies	940,773	924,477
Total current inventories	$1,698,830	$1,510,716
Non-current ore in stockpiles and on leach pads (Note 8B)	871,803	819,294
Total inventories	$2,570,633	$2,330,010